Market Risk Benefits - Reconciliation of the Market Risk Benefits Balance (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Market risk benefit - (assets)	$ 4,865,000,000	$ 4,865,000,000	[1]	$ 1,664,000,000	$ 1,664,000,000	[1]	$ 690,000,000
Market risk benefit - liabilities	$ (5,662,000,000)	(5,662,000,000)	[1]	$ (8,033,000,000)	(8,033,000,000)	[1]	(10,690,000,000)
Market risk benefit - net liabilities		797,000,000			6,369,000,000		10,000,000,000
Variable Annuity
Market Risk Benefit [Line Items]
Market risk benefit - (assets)		4,856,000,000			1,658,000,000
Market risk benefit - liabilities		(5,623,000,000)			(7,939,000,000)
Market risk benefit - net liabilities		767,000,000			6,281,000,000		9,908,000,000	$ 9,908,000,000
Other product lines
Market Risk Benefit [Line Items]
Market risk benefit - (assets)		9,000,000			6,000,000
Market risk benefit - liabilities		(39,000,000)			(94,000,000)
Market risk benefit - net liabilities		$ 30,000,000			$ 88,000,000		$ 92,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.